5 SHARE-BASED COMPENSATION (Details Narrative 2) - USD ($)	3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Jun. 30, 2017	Dec. 31, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options granted for purchase (in shares)			982,700
Number of other than options granted for purchase (in shares)			1,000,000
Share based compensation expense		$ 2,353,982
2015 Equity Incentive Award Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized for issuance under the equity incentive plan (in shares)	2,000,000	2,000,000
Restricted Stock Units [Member] | 2015 Equity Incentive Award Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares cancelled (in shares)	174,680
Accelerated cost	$ 792,764
Restricted Stock Units [Member] | 2015 Equity Incentive Award Plan [Member] | Employee [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of other than options granted for purchase (in shares)		98,669
Options [Member] | 2015 Equity Incentive Award Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options granted for purchase (in shares)		1,690,358
Options [Member] | 2015 Equity Incentive Award Plan [Member] | Employee [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options granted for purchase (in shares)		185,000